Annual Notice of Securities Sold Pursuant to Rule 24F-2

               U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.

  1.   Name and address of issuer:

       Sierra Trust Funds
       9301 Corbin Avenue
       Northridge, CA  91324
  _________________________________________________________________

  2. Name of each series or class of funds for which this notice is filed:

       Class A, Class B, Class S and Class I of each of the following:

  Global Money Fund                  Florida Insured Municipal Fund
  U.S. Government Money Fund         California Municipal Fund
  California Money Fund              National Municipal Fund
  Short Term High Quality Bond Fund  Growth and Income Fund
  Short Term Global Government Fund  Growth Fund
  U.S. Government Fund               Emerging Growth Fund
  Corporate Income Fund              International Growth Fund
  California Insured Intermediate Municipal Fund

       Target Maturity 2002 Fund-Class A       (See Exhibit A)
  _________________________________________________________________

  3.   Investment Company Act File Number:  811-5775

       Securities Act File Number:  33-27489
  _________________________________________________________________

  4.   Last day of fiscal year for which this notice is filed:

       June 30, 1997

  _________________________________________________________________

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:



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       N/A
                                                                 [ ]
  _________________________________________________________________

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

       N/A
  _________________________________________________________________

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None
  _________________________________________________________________

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       $342,026,316 worth of shares
  _________________________________________________________________

  9. Number and aggregate sale price of securities sold during the fiscal year:

       $2,317,570,650.20 worth of shares            (See Exhibit A)
  _________________________________________________________________

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       $1,975,544,334.20 worth of shares            (See Exhibit A)
  _________________________________________________________________

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       Included in Item 9 above.
  _________________________________________________________________
  12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                   $1,975,544,334.20
                                           _________________________
       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                            +        ---
                                           _________________________

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       (iii) Aggregate price of shares redeemed or repurchased
             during the fiscal year (if applicable):
                                                   -2,668,658,865.00
                                           _________________________
       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                            +           ---
                                           _________________________
       (v)  Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2 {line
            (i), plus line (ii), less line (iii), plus line (iv)}
            (if applicable):
                                                   $0
                                            ________________________
       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                            x 1/3,300
                                            ________________________
       (vii)     Fee due {line (i) or line (v) multiplied by line
                 (vi)}:

                                              $0
                                            ========================
  Instruction:   Issuers should complete lines (ii), (iii), (iv),
                 and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                 See Instruction C.3.

























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  13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).


       N/A                                         [ ]


       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

       N/A



                              SIGNATURES

  This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

  By (Signature and Title)*     /s/ Craig M. Miller
                                Craig M. Miller
                                Assistant Treasurer



  Date:  August 26, 1997

    * Please print the name and title of the signing officer below the signature.























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                                         EXHIBIT A
The actual aggregate sales price for which the shares (the "Portfolio Securities") of each portfolio of the Registrant were sold and the actual redemption price of such securities redeemed by the Registrant during the fiscal year ended June 30, 1997 and the calculation of the registration fee pursuant to Rule 24f-2(c) of the Investment Company Act of 1940, as amended, is set forth.

                                       (a)                 (b)                 (c)                  (d)
                                 Aggregate Sales     Aggregate Sales     Aggregate Sales         Aggregate        Aggregate Sales
        Name of Portfolio       Price of Portfolio   Price of 24e-2    Price of Portfolio    Redemption  Price       Price of
                                 Securities Sold*      Securities      Securities Sold in           of               Portfolio
                                                                       Reliance Upon Rule        Portfolio          Securities
                                                                              24f-2             Securities       on which fee will
                                                                          (a) Minus (b)          Redeemed             be Based
                                                                                            During Fiscal Year     (c) Minus (d)



Global Money Fund
Class A                             $438,312,813                                                $487,335,380
Class B                                2,687,411                                                   1,800,407
Class S                                8,150,743                                                  22,223,883
Class I                               81,006,393                                                   2,338,310

U.S. Government Money Fund
Class A                              196,806,441                                                 205,320,545
Class B                               28,111,722                                                  26,421,345
Class S                                4,941,722                                                   5,034,843
Class I                                    1,045                                                           0

California Money Fund
Class A                               35,053,872                                                  43,341,830
Class B                                    3,541                                                      83,133
Class S                                      124                                                       9,400
Class I                                    1,029                                                           0

Short Term High Quality Bond Fund
Class A                             3,284,870.24                                                  22,051,296
Class B                               718,892.00                                                   1,166,650
Class S                               322,548.00                                                   3,061,342
Class I                             7,949,206.00                                                   5,148,573

Short Term Global Government Fund
Class A                             5,409,369.86                                                  27,313,468
Class B                             1,436,765.00                                                     704,242
Class S                               340,854.00                                                   2,107,095
Class I                             5,360,254.00                                                   1,571,606

U.S. Government Fund
Class A                            36,813,555.87                                                 207,709,777
Class B                             4,237,267.00                                                   7,895,700
Class S                             9,546,727.00                                                  36,890,436
Class I                            95,097,314.00                                                  12,835,869

Corporate Income Fund
Class A                            25,637,853.04                                                 132,510,390
Class B                             3,513,442.00                                                   7,477,591
Class S                             2,475,129.00                                                  12,575,303
Class I                            29,452,642.00                                                  21,339,529

California Municipal Fund
Class A                           $36,663,171.07                                                $100,762,432
Class B                             8,779,974.00                                                   4,796,205
Class S                                 7,108.00                                                      11,709
Class I                                 1,056.00                                                           0


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                                       (a)                 (b)                 (c)                  (d)
                                 Aggregate Sales     Aggregate Sales     Aggregate Sales         Aggregate        Aggregate Sales
        Name of Portfolio       Price of Portfolio   Price of 24e-2    Price of Portfolio    Redemption  Price       Price of
                                 Securities Sold*      Securities      Securities Sold in           of               Portfolio
                                                                       Reliance Upon Rule        Portfolio          Securities
                                                                              24f-2             Securities       on which fee will
                                                                          (a) Minus (b)          Redeemed             be Based
                                                                                            During Fiscal Year     (c) Minus (d)


Florida Insured Municipal Fund
Class A                             2,829,659.96                                                  10,696,926
Class B                             1,071,450.00                                                   1,588,599
Class S                                27,972.00                                                      10,200
Class I                                 1,052.00                                                           0

California Insured
Intermediate Municipal Fund
Class A                             8,464,906.50                                                  18,610,647
Class B                             3,791,419.00                                                   4,103,955
Class S                                   329.00                                                      10,200
Class I                                 1,052.00                                                           0

National Municipal Fund
Class A                            28,141,426.44                                                  85,500,306
Class B                             1,288,321.00                                                   2,287,677
Class S                                   335.00                                                      10,400
Class I                                 1,056.00                                                           0

Growth and Income Fund
Class A                           185,093,076.22                                                 221,786,346
Class B                            19,132,795.00                                                   8,930,236
Class S                            12,849,371.00                                                  31,401,655
Class I                           133,923,342.00                                                   6,869,578

Growth Fund
Class A                           125,075,213.02                                                 187,631,023
Class B                            24,035,025.00                                                  17,144,504
Class S                            13,872,801.00                                                  45,212,823
Class I                           131,408,441.00                                                     398,315

Emerging Growth Fund
Class A                           190,862,039.88                                                 281,584,001
Class B                            25,415,531.00                                                  22,008,896
Class S                             9,412,255.00                                                  41,354,238
Class I                            98,759,210.00                                                  39,334,429

International Growth Fund
Class A                           113,025,942.90                                                 178,142,360
Class B                             1,399,468.00                                                   1,548,088
Class S                            12,745,772.00                                                  40,864,806
Class I                           102,400,555.00                                                  19,077,636

Target  Maturity 2002 Fund
Class A                               415,979.20                                                     712,732
==================================================================================================================================
Total                          $2,317,570,650.20      $342,026,316    $1,975,544,334.20    $2,668,658,865.00    (693,114,530.80)

    No portion of the aggregate redemption price of Portfolio Securities has been applied by the Registrant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended.  Pursuant to Rule 24f-2(c) of the
    Investment Company Act of 1940, as amended, the registration fee with respect to the Portfolio Securities sold is calculated as follows:

    $2,317,570,650.20 - $342,026,316.00 = $1,975,544,334.20
    ($1,975,544,334.20 -2,668,658,865.00= $0)
    No fee is required pursuant to Rule 24f-2(c).

    *Includes front-end sales loads on Class A Shares of non money-market funds and reinvested dividends.

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              { LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP}

  August 26, 1997


  Sierra Trust Funds
  9301 Corbin Avenue
  Northridge, California  91324

  Re:    Rule 24f-2 Notice for Sierra Trust Funds
         (File Nos. 33-27489 and 811-5775)


  Gentlemen:

  Sierra Trust Funds (the "Fund") is a business trust organized under the laws of the Commonwealth of Massachusetts with its principal executive offices in Northridge, California. The Fund is an open-end management investment company with diversified and non-diversified series registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). This opinion relates to shares of beneficial interest, without par value, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended June 30, 1997, the registration of which is made definite by the filing of the attached Notice.

  We have reviewed all proceedings taken by the Fund in connection with the offer and sale of an unlimited number of the shares of beneficial interest, without par value, which have been offered under prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933, as amended and the 1940 Act (collectively, the "Registration Statement").

  We are of the opinion that such shares of beneficial interest sold pursuant to the Registration Statement were, when issued in return for the payment described in the Fund's prospectuses included as part of the Fund's Registration Statement, legally issued, fully paid and nonassessable by the Fund.

  Very truly yours,

/s/Morgan, Lewis & Bockius LLP
   Prepared By: Esther B. Rehavi
   Signed By:   Richard W. Grant






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